Cover	May 12, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2023
Entity File Number	001-12690
Entity Registrant Name	UMH Properties, Inc.
Entity Central Index Key	0000752642
Entity Tax Identification Number	22-1890929
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Juniper Business Plaza
Entity Address, Address Line Two	3499 Route 9 North
Entity Address, Address Line Three	Suite 3-C
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	(732)
Local Phone Number	577-9997
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.10 par value
Title of 12(b) Security	Common Stock, $0.10 par value
Trading Symbol	UMH
Security Exchange Name	NYSE
6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value
Title of 12(b) Security	6.375% Series D Cumulative Redeemable Preferred Stock, $0.10 par value
Trading Symbol	UMH PRD
Security Exchange Name	NYSE